Vanguard® Market Neutral Fund
Schedule of Investments (unaudited)
As of September 30, 2021
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks—Long Positions (96.0%)
Communication Services (3.1%)
*,1	Playtika Holding Corp.	77,955	2,154
*,1	Cars.com Inc.	168,679	2,134
[1]	New York Times Co. Class A	30,673	1,511
*	Alphabet Inc. Class C	319	850
[1]	News Corp. Class B	34,625	804
*,1	Cargurus Inc.	18,387	578
[1]	Sinclair Broadcast Group Inc. Class A	18,248	578
[1]	TEGNA Inc.	24,383	481
			9,090
Consumer Discretionary (10.3%)
[1]	Brunswick Corp.	22,107	2,106
[1]	Signet Jewelers Ltd.	24,885	1,965
[1]	Aaron's Co. Inc.	71,088	1,958
*,1	Dave & Buster's Entertainment Inc.	41,094	1,575
*,1	Abercrombie & Fitch Co. Class A	33,890	1,275
	Winnebago Industries Inc.	16,171	1,172
*,1	Red Rock Resorts Inc. Class A	22,699	1,163
*	Revolve Group Inc.	15,285	944
[1]	Tempur Sealy International Inc.	20,029	930
	Foot Locker Inc.	19,787	904
	Hibbett Inc.	10,971	776
*	Victoria's Secret & Co.	13,929	770
	McDonald's Corp.	3,108	749
	Tapestry Inc.	20,041	742
	Travel + Leisure Co.	13,602	742
	Shutterstock Inc.	6,064	687
	Columbia Sportswear Co.	6,565	629
	Polaris Inc.	5,242	627
*	Deckers Outdoor Corp.	1,716	618
*	Six Flags Entertainment Corp.	14,149	601
*	Urban Outfitters Inc.	19,731	586
	Oxford Industries Inc.	6,364	574
	Texas Roadhouse Inc. Class A	6,235	569
*,1	frontdoor Inc.	13,455	564
*,1	American Axle & Manufacturing Holdings Inc.	62,171	548
*	Everi Holdings Inc.	20,544	497
*,1	Gentherm Inc.	6,007	486
*,1	Fossil Group Inc.	40,374	478
*	Dine Brands Global Inc.	5,253	427
*	Brinker International Inc.	8,576	421
[1]	Qurate Retail Inc. Series A	41,269	421
	Kohl's Corp.	8,904	419

		Shares	Market Value ($000)
*,1	Ruth's Hospitality Group Inc.	20,237	419
	Yum! Brands Inc.	3,335	408
*	MarineMax Inc.	7,643	371
	TJX Cos. Inc.	5,229	345
	Starbucks Corp.	3,046	336
*	Perdoceo Education Corp.	30,914	326
	Group 1 Automotive Inc.	1,727	324
*	Tesla Inc.	413	320
*	Amazon.com Inc.	95	312
*	Etsy Inc.	1,105	230
			30,314
Consumer Staples (3.8%)
[1]	Vector Group Ltd.	162,081	2,067
	Coca-Cola Consolidated Inc.	4,952	1,952
*	Darling Ingredients Inc.	21,620	1,554
[1]	Altria Group Inc.	33,892	1,543
*,1	Herbalife Nutrition Ltd.	35,047	1,485
	John B Sanfilippo & Son Inc.	12,634	1,032
	Spectrum Brands Holdings Inc.	8,611	824
[1]	Ingles Markets Inc. Class A	5,262	347
	Walmart Inc.	1,977	276
			11,080
Energy (4.8%)
[1]	APA Corp.	117,936	2,527
[1]	SFL Corp. Ltd.	262,955	2,204
[1]	EOG Resources Inc.	26,440	2,122
*	Laredo Petroleum Inc.	22,032	1,786
[1]	Targa Resources Corp.	28,118	1,384
*,1	Whiting Petroleum Corp.	19,091	1,115
[1]	Ovintiv Inc.	26,522	872
*	Southwestern Energy Co.	118,839	658
	Cimarex Energy Co.	7,203	628
	SM Energy Co.	17,528	463
[1]	Magnolia Oil & Gas Corp. Class A	17,915	319
			14,078
Financials (12.3%)
[1]	Ally Financial Inc.	45,483	2,322
[1]	Citigroup Inc.	31,918	2,240
[1]	Stewart Information Services Corp.	35,127	2,222
[1]	Primerica Inc.	13,899	2,135
[1]	SLM Corp.	117,715	2,072
[1]	CNO Financial Group Inc.	82,929	1,952
[1]	First Horizon Corp.	117,910	1,921
*,1	Enova International Inc.	50,884	1,758
[1]	Hope Bancorp Inc.	111,871	1,615
	Capital One Financial Corp.	9,397	1,522
[1]	PacWest Bancorp	33,199	1,505
[1]	OFG Bancorp	58,495	1,475
[1]	Southside Bancshares Inc.	38,096	1,459
[1]	Hancock Whitney Corp.	24,672	1,163
[1]	Fidelity National Financial Inc.	25,602	1,161
	Goldman Sachs Group Inc.	2,461	930
[1]	HomeStreet Inc.	20,735	853
[1]	New York Community Bancorp Inc.	62,542	805
[1]	First Busey Corp.	32,400	798
[1]	NBT Bancorp Inc.	22,096	798
	OneMain Holdings Inc.	13,293	736

		Shares	Market Value ($000)
*	Enstar Group Ltd.	3,039	713
[1]	First Financial Bancorp	30,135	706
[1]	Allstate Corp.	5,321	677
*	Encore Capital Group Inc.	7,187	354
	Moelis & Co. Class A	5,153	319
	First Merchants Corp.	7,606	318
	B Riley Financial Inc.	5,241	309
	JPMorgan Chase & Co.	1,867	306
	Piper Sandler Cos.	2,201	305
	Wells Fargo & Co.	6,104	283
	Equitable Holdings Inc.	9,457	280
			36,012
Health Care (10.7%)
*,1	Alkermes plc	73,196	2,257
[1]	McKesson Corp.	10,867	2,167
*	Apria Inc.	54,311	2,018
	Thermo Fisher Scientific Inc.	3,515	2,008
*,1	Travere Thrapeutics Inc.	67,756	1,643
*	ABIOMED Inc.	4,502	1,465
[1]	HCA Healthcare Inc.	5,787	1,405
*,1	Myriad Genetics Inc.	42,932	1,386
*,1	Community Health Systems Inc.	95,718	1,120
*,1	NextGen Healthcare Inc.	79,086	1,115
*	LHC Group Inc.	6,040	948
*,1	Fulgent Genetics Inc.	10,056	905
*,1	Enanta Pharmaceuticals Inc.	15,163	861
*,1	Medpace Holdings Inc.	4,351	824
*,1	Tenet Healthcare Corp.	11,925	792
*	Sarepta Therapeutics Inc.	8,358	773
*	Agenus Inc.	142,693	749
*	STAAR Surgical Co.	5,013	644
*	10X Genomics Inc. Class A	4,309	627
*,1	Personalis Inc.	29,719	572
*	Joint Corp.	5,429	532
*	Amneal Pharmaceuticals Inc.	93,850	501
*	Inogen Inc.	10,570	455
*	Laboratory Corp. of America Holdings	1,612	454
*	Aveanna Healthcare Holdings Inc.	52,233	419
*,1	Bluebird Bio Inc.	21,703	415
*,1	Atara Biotherapeutics Inc.	22,395	401
*	ACADIA Pharmaceuticals Inc.	24,028	399
*	Dynavax Technologies Corp.	19,328	371
*	Amedisys Inc.	2,445	365
*,1	Intercept Pharmaceuticals Inc.	24,410	362
*	Tivity Health Inc.	15,399	355
	Danaher Corp.	1,141	347
*	FibroGen Inc.	33,809	346
*	AMN Healthcare Services Inc.	2,989	343
*	IQVIA Holdings Inc.	1,428	342
*	Novavax Inc.	1,546	321
*	ImmunoGen Inc.	48,997	278
*,1	Innovage Holding Corp.	25,399	168
			31,453
Industrials (15.8%)
[1]	Hillenbrand Inc.	54,833	2,339
*,1	Textainer Group Holdings Ltd.	63,998	2,234
*,1	Alaska Air Group Inc.	35,813	2,099

		Shares	Market Value ($000)
[1]	Boise Cascade Co.	38,438	2,075
*,1	Atkore Inc.	23,623	2,053
[1]	Allison Transmission Holdings Inc.	57,406	2,028
[1]	AGCO Corp.	16,522	2,024
[1]	Mueller Industries Inc.	48,605	1,998
[1]	GrafTech International Ltd.	182,299	1,881
[1]	Rush Enterprises Inc. Class A	41,626	1,880
[1]	Owens Corning	21,924	1,874
	Cummins Inc.	8,226	1,847
*	United Rentals Inc.	4,964	1,742
[1]	Costamare Inc.	112,267	1,739
[1]	Terex Corp.	40,320	1,697
*,1	GMS Inc.	28,971	1,269
[1]	Kforce Inc.	21,243	1,267
[1]	ABM Industries Inc.	27,460	1,236
*,1	Cornerstone Building Brands Inc.	83,081	1,214
	Deere & Co.	3,544	1,187
[1]	Herman Miller Inc.	30,271	1,140
[1]	Triton International Ltd.	21,889	1,139
*,1	JELD-WEN Holding Inc.	41,695	1,044
[1]	Primoris Services Corp.	40,556	993
	Caterpillar Inc.	4,859	933
*	Clean Harbors Inc.	7,786	809
	Encore Wire Corp.	7,134	677
[1]	Deluxe Corp.	18,284	656
	Lockheed Martin Corp.	1,615	557
	Ryder System Inc.	6,470	535
[1]	UFP Industries Inc.	7,404	503
	REV Group Inc.	24,397	419
	Pitney Bowes Inc.	52,478	378
	Republic Services Inc. Class A	2,921	351
	HNI Corp.	7,326	269
*,1	Meritor Inc.	6,643	142
			46,228
Information Technology (18.9%)
[1]	Jabil Inc.	41,875	2,444
*,1	Dropbox Inc. Class A	79,633	2,327
[1]	Accenture plc Class A	6,987	2,235
*,1	Teradata Corp.	38,856	2,228
*,1	Box Inc. Class A	89,827	2,126
[1]	TTEC Holdings Inc.	22,246	2,081
	International Business Machines Corp.	14,802	2,056
*,1	CommScope Holding Co. Inc.	141,600	1,924
[1]	Alliance Data Systems Corp.	18,979	1,915
*	Concentrix Corp.	10,579	1,873
*,1	A10 Networks Inc.	137,028	1,847
*,1	GoDaddy Inc. Class A	25,793	1,798
*,1	Axcelis Technologies Inc.	37,785	1,777
[1]	HP Inc.	64,712	1,771
*,1	Ultra Clean Holdings Inc.	38,261	1,630
*	ON Semiconductor Corp.	35,285	1,615
[1]	Xperi Holding Corp.	81,842	1,542
*,1	Super Micro Computer Inc.	42,045	1,538
*,1	Domo Inc. Class B	17,736	1,498
*	Manhattan Associates Inc.	9,234	1,413
*,1	Avaya Holdings Corp.	67,596	1,338
*,1	Western Digital Corp.	23,567	1,330
	Microsoft Corp.	4,432	1,250

		Shares	Market Value ($000)
*,1	Extreme Networks Inc.	124,711	1,228
*,1	Plantronics Inc.	44,670	1,148
	Micron Technology Inc.	15,604	1,108
*,1	Digital Turbine Inc.	15,394	1,058
*,1	Nutanix Inc. Class A	26,825	1,011
*	Conduent Inc.	145,813	961
	Maximus Inc.	9,957	828
*	LiveRamp Holdings Inc.	17,297	817
*,1	Advanced Micro Devices Inc.	7,704	793
	CDW Corp.	3,226	587
*,1	Brightcove Inc.	37,049	428
	Texas Instruments Inc.	2,040	392
*	MACOM Technology Solutions Holdings Inc. Class H	5,941	385
*	Ambarella Inc.	2,405	375
	Lam Research Corp.	652	371
*	Workday Inc. Class A	1,426	356
*	Verint Systems Inc.	6,706	300
*,1	Cadence Design Systems Inc.	1,973	299
*,1	NETGEAR Inc.	9,200	294
*	ON24 Inc.	14,155	282
	Intel Corp.	5,266	281
*	Alarm.com Holdings Inc.	3,277	256
	QUALCOMM Inc.	1,979	255
			55,369
Materials (5.7%)
[1]	Louisiana-Pacific Corp.	37,977	2,331
[1]	Westlake Chemical Corp.	24,334	2,218
[1]	Steel Dynamics Inc.	35,293	2,064
	LyondellBasell Industries NV Class A	19,186	1,801
	Nucor Corp.	15,136	1,491
[1]	Commercial Metals Co.	36,301	1,106
[1]	Schnitzer Steel Industries Inc. Class A	24,886	1,090
[1]	Dow Inc.	18,741	1,079
	Olin Corp.	14,706	710
*	AdvanSix Inc.	13,591	540
*,1	O-I Glass Inc.	35,259	503
[1]	U.S. Steel Corp.	20,855	458
*,1	Orion Engineered Carbons SA	21,793	397
	Warrior Met Coal Inc.	14,750	343
*,1	Koppers Holdings Inc.	9,294	290
	Worthington Industries Inc.	4,913	259
			16,680
Real Estate (5.8%)
[1]	Lamar Advertising Co. Class A	22,155	2,513
[1]	Gaming and Leisure Properties Inc.	51,004	2,363
	Simon Property Group Inc.	15,751	2,047
[1]	PotlatchDeltic Corp.	37,892	1,954
[1]	Office Properties Income Trust	69,467	1,760
	Life Storage Inc.	12,032	1,381
	CubeSmart	25,238	1,223
*	GEO Group Inc.	132,776	992
	Uniti Group Inc.	64,537	798
	American Finance Trust Inc.	75,300	605
[1]	Sabra Health Care REIT Inc.	25,602	377
[1]	RLJ Lodging Trust	23,534	350
	Piedmont Office Realty Trust Inc. Class A	17,439	304
[1]	Global Net Lease Inc.	16,858	270

		Shares	Market Value ($000)
*,1	Redfin Corp.	3,601	180
			17,117
Utilities (4.8%)
[1]	UGI Corp.	50,593	2,156
[1]	AES Corp.	90,227	2,060
[1]	Evergy Inc.	32,780	2,039
[1]	MDU Resources Group Inc.	68,584	2,035
[1]	NRG Energy Inc.	48,774	1,991
[1]	National Fuel Gas Co.	21,662	1,138
[2]	Brookfield Infrastructure Corp. Class A	18,025	1,079
	Otter Tail Corp.	9,769	547
	Duke Energy Corp.	4,821	471
	Dominion Energy Inc.	5,482	400
			13,916
Total Common Stocks—Long Positions (Cost $245,901)			281,337
Temporary Cash Investments (2.2%)
Money Market Fund (2.2%)
[3,4]	Vanguard Market Liquidity Fund, 0.068% (Cost $6,351)	63,509	6,351
Common Stocks Sold Short (-95.8%)
Communication Services (-3.0%)
*	Live Nation Entertainment Inc.	(22,575)	(2,057)
*	Liberty Broadband Corp. Class C	(7,656)	(1,322)
*	Eventbrite Inc. Class A	(62,531)	(1,183)
*	Cardlytics Inc.	(10,564)	(887)
*	Cinemark Holdings Inc.	(42,215)	(811)
*	Liberty Broadband Corp. Class A	(4,439)	(747)
*	TechTarget Inc.	(8,529)	(703)
*	Madison Square Garden Entertainment Corp.	(7,201)	(523)
*	TripAdvisor Inc.	(8,227)	(279)
*	Zillow Group Inc. Class C	(3,010)	(265)
			(8,777)
Consumer Discretionary (-10.3%)
*	Carvana Co. Class A	(6,924)	(2,088)
*	Hyatt Hotels Corp. Class A	(27,009)	(2,082)
*	Helen of Troy Ltd.	(8,864)	(1,992)
*	Vroom Inc.	(89,668)	(1,979)
	Hasbro Inc.	(21,144)	(1,886)
	Monro Inc.	(32,635)	(1,877)
*	Wynn Resorts Ltd.	(19,805)	(1,678)
	Murphy USA Inc.	(9,250)	(1,547)
*	CarMax Inc.	(11,029)	(1,411)
*	Peloton Interactive Inc. Class A	(15,306)	(1,332)
*	CarParts.com Inc.	(84,059)	(1,312)
*	Callaway Golf Co.	(44,463)	(1,229)
*	DraftKings Inc. Class A	(22,466)	(1,082)
*	Fox Factory Holding Corp.	(7,148)	(1,033)
*	Nordstrom Inc.	(36,763)	(972)
*	Chegg Inc.	(14,019)	(954)
*	Bright Horizons Family Solutions Inc.	(6,492)	(905)
*	Rush Street Interactive Inc.	(37,566)	(722)
	LCI Industries	(4,350)	(586)
*	GrowGeneration Corp.	(22,795)	(562)
	Strategic Education Inc.	(6,335)	(447)
*	Five Below Inc.	(2,448)	(433)
	BorgWarner Inc.	(9,811)	(424)

		Shares	Market Value ($000)
	Installed Building Products Inc.	(3,636)	(390)
*	Porch Group Inc.	(21,986)	(389)
*	Stride Inc.	(8,633)	(310)
*	Latham Group Inc.	(17,381)	(285)
*	Stoneridge Inc.	(9,133)	(186)
			(30,093)
Consumer Staples (-3.7%)
*	Freshpet Inc.	(10,561)	(1,507)
	Kimberly-Clark Corp.	(8,886)	(1,177)
	MGP Ingredients Inc.	(15,750)	(1,025)
*	Hostess Brands Inc. Class A	(54,564)	(948)
*	Celsius Holdings Inc.	(9,456)	(852)
	Hormel Foods Corp.	(20,434)	(838)
	Utz Brands Inc.	(45,580)	(781)
	Reynolds Consumer Products Inc.	(25,100)	(686)
	Molson Coors Beverage Co. Class B	(11,530)	(535)
	Cal-Maine Foods Inc.	(14,247)	(515)
*	Honest Co. Inc.	(46,318)	(481)
*	Boston Beer Co. Inc. Class A	(773)	(394)
	Kraft Heinz Co.	(8,042)	(296)
	Conagra Brands Inc.	(8,349)	(283)
*	Coty Inc. Class A	(33,054)	(260)
*	Rite Aid Corp.	(17,926)	(254)
			(10,832)
Energy (-4.5%)
	New Fortress Energy Inc. Class A	(76,253)	(2,116)
	Helmerich & Payne Inc.	(61,952)	(1,698)
*	PBF Energy Inc. Class A	(117,499)	(1,524)
*	Delek U.S. Holdings Inc.	(83,765)	(1,505)
	Valero Energy Corp.	(20,606)	(1,454)
	Phillips 66	(16,825)	(1,178)
*	California Resources Corp.	(20,539)	(842)
*	Dril-Quip Inc.	(29,972)	(755)
*	Clean Energy Fuels Corp.	(82,649)	(674)
*	Liberty Oilfield Services Inc. Class A	(44,856)	(544)
	Chesapeake Energy Corp.	(7,099)	(437)
*	DMC Global Inc.	(11,285)	(417)
*	Occidental Petroleum Corp. Warrants Exp. 8/3/27	(11,842)	(140)
			(13,284)
Financials (-12.2%)
	Signature Bank	(8,893)	(2,421)
	S&P Global Inc.	(5,640)	(2,396)
	James River Group Holdings Ltd.	(60,556)	(2,285)
	Capitol Federal Financial Inc.	(176,853)	(2,032)
*	Open Lending Corp. Class A	(54,437)	(1,963)
	Rocket Cos. Inc. Class A	(114,590)	(1,838)
	Community Bank System Inc.	(26,225)	(1,794)
*	Palomar Holdings Inc.	(20,932)	(1,692)
	First Republic Bank	(7,874)	(1,519)
	First Financial Bankshares Inc.	(31,189)	(1,433)
	Essent Group Ltd.	(27,963)	(1,231)
	Webster Financial Corp.	(18,175)	(990)
	Erie Indemnity Co. Class A	(5,334)	(952)
*	Trupanion Inc.	(11,947)	(928)
	Navient Corp.	(47,006)	(927)
	Eastern Bankshares Inc.	(45,105)	(916)
	Franklin Resources Inc.	(30,194)	(897)

		Shares	Market Value ($000)
*	LendingTree Inc.	(6,122)	(856)
	Aon plc Class A	(2,731)	(780)
	First Citizens BancShares Inc. Class A	(863)	(728)
*	Axos Financial Inc.	(13,660)	(704)
*	LendingClub Corp.	(24,852)	(702)
*	Green Dot Corp. Class A	(13,067)	(658)
	MarketAxess Holdings Inc.	(1,462)	(615)
	Cullen/Frost Bankers Inc.	(4,870)	(578)
	Argo Group International Holdings Ltd.	(10,456)	(546)
	American International Group Inc.	(8,384)	(460)
*	Cannae Holdings Inc.	(10,549)	(328)
*	Upstart Holdings Inc.	(986)	(312)
	Apollo Global Management Inc. Class A	(4,952)	(305)
	FactSet Research Systems Inc.	(773)	(305)
*	Selectquote Inc.	(23,219)	(300)
	Hilltop Holdings Inc.	(8,962)	(293)
	Hamilton Lane Inc. Class A	(3,402)	(289)
	Artisan Partners Asset Management Inc. Class A	(5,776)	(283)
	RenaissanceRe Holdings Ltd.	(1,615)	(225)
*	Ambac Financial Group Inc.	(10,279)	(147)
			(35,628)
Health Care (-10.5%)
*	Mirati Therapeutics Inc.	(13,866)	(2,453)
*	Revance Therapeutics Inc.	(69,880)	(1,947)
*	Bridgebio Pharma Inc.	(41,378)	(1,939)
*	Oak Street Health Inc.	(41,306)	(1,757)
*	Alphatec Holdings Inc.	(136,792)	(1,668)
*	Health Catalyst Inc.	(31,194)	(1,560)
*	HealthEquity Inc.	(21,825)	(1,413)
*	Intra-Cellular Therapies Inc.	(36,663)	(1,367)
*	Allakos Inc.	(12,621)	(1,336)
*	agilon health Inc.	(49,656)	(1,301)
	STERIS plc	(6,335)	(1,294)
*	ALX Oncology Holdings Inc.	(15,104)	(1,116)
	Premier Inc. Class A	(27,206)	(1,055)
*	CryoPort Inc.	(15,766)	(1,049)
*	Vericel Corp.	(20,516)	(1,001)
*	Rocket Pharmaceuticals Inc.	(32,794)	(980)
*	Teladoc Health Inc.	(7,664)	(972)
	ResMed Inc.	(3,559)	(938)
*	Novocure Ltd.	(6,466)	(751)
*	Arrowhead Pharmaceuticals Inc.	(11,861)	(740)
*	Outset Medical Inc.	(12,775)	(632)
*	TG Therapeutics Inc.	(18,573)	(618)
*	LivaNova plc	(6,366)	(504)
*	Rubius Therapeutics Inc.	(23,476)	(420)
*	ViewRay Inc.	(52,344)	(377)
*	Insmed Inc.	(12,540)	(345)
*	Zentalis Pharmaceuticals Inc.	(4,828)	(322)
	Mesa Laboratories Inc.	(1,038)	(314)
*	Jazz Pharmaceuticals plc	(2,204)	(287)
*	Axonics Inc.	(4,202)	(274)
			(30,730)
Industrials (-16.2%)
*	WillScot Mobile Mini Holdings Corp. Class A	(72,603)	(2,303)
	Spirit AeroSystems Holdings Inc. Class A	(48,307)	(2,135)
*	Trex Co. Inc.	(20,201)	(2,059)

		Shares	Market Value ($000)
*	AeroVironment Inc.	(23,696)	(2,045)
*	Frontier Group Holdings Inc.	(125,573)	(1,983)
*	Kratos Defense & Security Solutions Inc.	(87,605)	(1,954)
	L3Harris Technologies Inc.	(8,567)	(1,887)
	CSW Industrials Inc.	(14,336)	(1,831)
*	Parsons Corp.	(53,638)	(1,811)
*	Hexcel Corp.	(29,409)	(1,747)
*	Sunrun Inc.	(39,281)	(1,728)
*	U.S. Ecology Inc.	(51,247)	(1,658)
*	Chart Industries Inc.	(8,232)	(1,573)
	Armstrong World Industries Inc.	(15,895)	(1,517)
	Insperity Inc.	(13,401)	(1,484)
	GATX Corp.	(16,164)	(1,448)
*	Ingersoll Rand Inc.	(28,294)	(1,426)
*	Clarivate plc	(61,494)	(1,347)
*	Ameresco Inc. Class A	(22,546)	(1,317)
	Westinghouse Air Brake Technologies Corp.	(15,213)	(1,312)
*	Axon Enterprise Inc.	(6,739)	(1,179)
*	Hydrofarm Holdings Group Inc.	(30,049)	(1,137)
*	Mercury Systems Inc.	(23,961)	(1,136)
	Greenbrier Cos. Inc.	(25,201)	(1,083)
*	Builders FirstSource Inc.	(17,651)	(913)
*	Dun & Bradstreet Holdings Inc.	(48,746)	(819)
	KBR Inc.	(16,908)	(666)
*	NV5 Global Inc.	(6,701)	(661)
*	Sun Country Airlines Holdings Inc.	(18,143)	(609)
*	United Airlines Holdings Inc.	(12,678)	(603)
	Enerpac Tool Group Corp. Class A	(28,299)	(587)
	BWX Technologies Inc.	(10,881)	(586)
*	Copa Holdings SA Class A	(6,408)	(521)
*	Shoals Technologies Group Inc. Class A	(17,502)	(488)
*	Air Transport Services Group Inc.	(17,544)	(453)
	Healthcare Services Group Inc.	(14,111)	(353)
*	Stericycle Inc.	(4,997)	(340)
*	Bloom Energy Corp. Class A	(17,240)	(323)
*	Hawaiian Holdings Inc.	(14,018)	(304)
*	Array Technologies Inc.	(16,328)	(302)
			(47,628)
Information Technology (-19.0%)
	Switch Inc. Class A	(95,136)	(2,416)
*	Sabre Corp.	(194,173)	(2,299)
*	Repay Holdings Corp. Class A	(89,632)	(2,064)
	Cognex Corp.	(25,406)	(2,038)
*	Fiserv Inc.	(18,555)	(2,013)
*	II-VI Inc.	(33,124)	(1,966)
*	Lumentum Holdings Inc.	(22,878)	(1,911)
	Marvell Technology Inc.	(30,766)	(1,856)
*	Bill.com Holdings Inc.	(6,887)	(1,839)
*	Zscaler Inc.	(6,553)	(1,718)
*	Envestnet Inc.	(20,320)	(1,631)
*	Cree Inc.	(20,192)	(1,630)
*	First Solar Inc.	(16,825)	(1,606)
*	Coupa Software Inc.	(6,853)	(1,502)
*	Q2 Holdings Inc.	(18,204)	(1,459)
	Fidelity National Information Services Inc.	(11,748)	(1,430)
	Analog Devices Inc.	(8,101)	(1,357)
*	IPG Photonics Corp.	(8,556)	(1,355)
	National Instruments Corp.	(33,727)	(1,323)

		Shares	Market Value ($000)
*	Fastly Inc. Class A	(32,384)	(1,310)
*	Everbridge Inc.	(8,654)	(1,307)
*	WEX Inc.	(7,305)	(1,287)
*	Rapid7 Inc.	(10,579)	(1,196)
	Global Payments Inc.	(7,454)	(1,175)
*	Lattice Semiconductor Corp.	(17,176)	(1,110)
*	Jamf Holding Corp.	(28,053)	(1,081)
*	nCino Inc.	(14,195)	(1,008)
*	Onto Innovation Inc.	(12,937)	(935)
*	I3 Verticals Inc. Class A	(37,755)	(914)
*	Guidewire Software Inc.	(7,563)	(899)
*	VeriSign Inc.	(3,912)	(802)
*	ViaSat Inc.	(14,261)	(785)
*	EchoStar Corp. Class A	(30,033)	(766)
*	Paya Holdings Inc.	(65,899)	(716)
*	Sailpoint Technologies Holdings Inc.	(15,981)	(685)
*	TTM Technologies Inc.	(51,467)	(647)
*	Altair Engineering Inc. Class A	(9,361)	(645)
*	3D Systems Corp.	(22,492)	(620)
	Bentley Systems Inc. Class B	(10,093)	(612)
*	PAR Technology Corp.	(9,648)	(593)
*	Synaptics Inc.	(3,195)	(574)
*	Ping Identity Holding Corp.	(21,370)	(525)
*	Cloudflare Inc. Class A	(4,643)	(523)
*	SunPower Corp.	(16,000)	(363)
*	ANSYS Inc.	(886)	(302)
	Badger Meter Inc.	(2,948)	(298)
	Jack Henry & Associates Inc.	(1,640)	(269)
	Universal Display Corp.	(1,286)	(220)
			(55,580)
Materials (-5.9%)
	Albemarle Corp.	(10,863)	(2,379)
*	Livent Corp.	(99,801)	(2,306)
	International Flavors & Fragrances Inc.	(15,005)	(2,007)
	Quaker Chemical Corp.	(8,257)	(1,963)
	Ashland Global Holdings Inc.	(15,994)	(1,425)
	AptarGroup Inc.	(9,739)	(1,162)
*	Arconic Corp.	(28,187)	(889)
	Scotts Miracle-Gro Co.	(5,646)	(826)
*	Novagold Resources Inc.	(117,905)	(811)
	Ball Corp.	(8,108)	(730)
*	Linde plc	(1,939)	(569)
*	Danimer Scientific Inc.	(33,619)	(549)
*	Cleveland-Cliffs Inc.	(26,936)	(534)
*	Amyris Inc.	(30,801)	(423)
	Carpenter Technology Corp.	(10,969)	(359)
	Schweitzer-Mauduit International Inc.	(7,771)	(269)
			(17,201)
Real Estate (-5.7%)
	UDR Inc.	(44,136)	(2,338)
	Safehold Inc.	(28,054)	(2,017)
*	DigitalBridge Group Inc.	(334,380)	(2,016)
	CyrusOne Inc.	(22,837)	(1,768)
	Americold Realty Trust	(58,738)	(1,706)
	Pebblebrook Hotel Trust	(71,911)	(1,612)
	Agree Realty Corp.	(22,144)	(1,467)
	Newmark Group Inc. Class A	(69,062)	(988)

		Shares	Market Value ($000)
*	Equity Commonwealth	(26,944)	(700)
	Rexford Industrial Realty Inc.	(8,490)	(482)
	Washington REIT	(17,145)	(424)
	American Tower Corp.	(1,412)	(375)
*	Park Hotels & Resorts Inc.	(15,683)	(300)
*	Mack-Cali Realty Corp.	(17,450)	(299)
*	Rafael Holdings Inc. Class B	(6,928)	(213)
			(16,705)
Utilities (-4.8%)
	Alliant Energy Corp.	(37,492)	(2,099)
	Atmos Energy Corp.	(23,280)	(2,053)
	Avangrid Inc.	(41,924)	(2,037)
*	PG&E Corp.	(189,541)	(1,820)
	Essential Utilities Inc.	(36,353)	(1,675)
	SJW Group	(22,849)	(1,509)
	Ameren Corp.	(17,138)	(1,388)
*	Sunnova Energy International Inc.	(31,901)	(1,051)
	Black Hills Corp.	(7,260)	(456)
			(14,088)
Total Common Stocks Sold Short (Proceeds $270,560)			(280,546)
Other Assets and Other Liabilities—Net (97.6%)			285,847
Net Assets (100%)			292,989
Cost is in $000.
*	Non-income-producing security.
1	Long security positions with a value of $171,124,000 are held in a segregated account at the fund's custodian bank and pledged to a broker-dealer as collateral for the fund's obligation to return borrowed securities. For so long as such obligations continue, the fund’s access to these assets is subject to authorization from the broker-dealer.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $820,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $836,000 was received for securities on loan.
REIT—Real Estate Investment Trust.
A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B. Short Sales: Short sales are the sales of securities that the fund does not own. The fund sells a security it does not own in anticipation of a decline in the value of that security. In order to deliver the security to the purchaser, the fund borrows the security from a broker-dealer. The fund must segregate, as collateral for its obligation to return the borrowed security, an amount of cash and long security positions at least equal to the market value of the security sold short. In the absence of a default, the collateral segregated by the fund cannot be repledged, resold or rehypothecated. This results in the fund holding a significant portion of its assets in cash. The fund later closes out the position by returning the security to the lender, typically by purchasing the security in the open market. Long security positions segregated as collateral are shown in the Schedule of Investments.

C.  Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
At September 30, 2021, 100% of the market value of the fund’s investments was determined based on Level 1 inputs.